UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Government Markets Income Trust

5/31/09

MGF-SEM

Managed Distribution Policy Disclosure

The MFS Government Markets Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders - the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® Government Markets Income Trust

New York Stock Exchange Symbol: MGF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer — diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Credit quality of bonds (r)
AAA	86.6%
AA	3.6%
A	2.3%
BBB	6.9%
BB	0.2%
Not Rated	0.4%

Fixed income sectors (i)
Mortgage-Backed Securities	56.3%
U.S. Government Agencies	19.0%
High Grade Corporates	7.6%
Commercial Mortgage-Backed Securities	5.2%
Municipal Bonds	3.5%
Emerging Markets Bonds	2.7%
High Yield Corporates	0.3%
U.S. Treasury Securities	(0.2)%

Portfolio facts
Average Duration (d)(i)	4.3
Average Effective Maturity (i)(m)	6.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable, and may result in the investment in a sector of less than 0.0%.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/09.

Percentages are based on net assets as of 5/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS OF

THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities.

MFS may invest the fund’s assets in other types of debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest a relatively high percentage of the fund’s assets in the debt instruments of a single issuer or a small number of issuers.

The fund seeks to make a monthly distribution at an annual fixed rate of 7.25% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Interest payments on inflation adjusted debt instruments can be unpredictable and vary based on the level of inflation. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGER’S PROFILE

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Manager of the fund since April 2006.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s target annual distribution rate is calculated based on an annual rate of 7.25% of the fund’s average monthly net asset value, not a fixed share price. The fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. The target annual distribution rate may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has current year long-term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling
1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.6%
Issuer	Shares/Par	Value ($)

U.S. Bonds - 94.1%
Agency - Other - 13.1%
Financing Corp., 10.7%, 2017	$4,095,000	$6,125,797
Financing Corp., 9.4%, 2018	3,085,000	4,347,666
Financing Corp., 9.8%, 2018	4,350,000	6,258,610
Financing Corp., 10.35%, 2018	6,820,000	10,169,718
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,373,895

		$30,275,686
Asset Backed & Securitized - 5.2%
Banc of America Commercial Mortgage Trust, “A4”, 5.414%, 2047	$997,221	$819,939
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	1,000,000	730,026
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	1,000,000	782,157
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	921,391
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	1,366,646	1,087,019
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	369,844
CWCapital LLC, 5.223%, 2048	1,000,000	741,892
Greenwich Capital Commercial Funding Corp., FRN, 5.916%, 2038	1,211,373	995,195
GS Mortgage Securities Corp., 5.56%, 2039	1,554,471	1,262,634
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	751,248
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	781,860
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	754,902	603,460
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	750,000	184,521
Prudential Securities Secured Financing Corp., FRN, 7.252%, 2013 (z)	1,819,000	1,493,428
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	1,000,000	467,922

		$11,992,536
Building - 0.2%
CRH PLC, 8.125%, 2018	$397,000	$371,671

Cable TV - 0.5%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,120,320

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$499,951
Dow Chemical Co., 9.4%, 2039	70,000	71,555

		$571,506

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Computer Software - Systems - 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$638,908

Energy - Integrated - 0.0%
Hess Corp., 8.125%, 2019	$30,000	$32,963

Food & Beverages - 0.9%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$750,000	$806,735
Conagra Foods, Inc., 7%, 2019	20,000	21,517
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	231,000	232,511
Kraft Foods, Inc., 6.125%, 2018	960,000	980,565

		$2,041,328
Food & Drug Stores - 0.0%
CVS Caremark Corp., 6.6%, 2019	$30,000	$31,156

Local Authorities - 0.8%
California (Build America Bonds), 7.55%, 2039	$60,000	$57,995
Illinois Toll Highway Authority Rev. (Build America Bonds), 6.184%, 2034	30,000	29,208
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	665,000	735,610
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	45,000	49,960
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	1,020,000	998,570

		$1,871,343
Major Banks - 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$171,945
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	653,846

		$825,791
Mortgage Backed - 56.0%
Fannie Mae, 4.79%, 2012	$3,522,804	$3,691,657
Fannie Mae, 4.542%, 2013	814,120	855,248
Fannie Mae, 5%, 2013 - 2035	3,322,573	3,422,597
Fannie Mae, 5.06%, 2013	385,702	405,192
Fannie Mae, 5.37%, 2013	1,007,023	1,068,835
Fannie Mae, 4.77%, 2014	474,207	498,084
Fannie Mae, 4.84%, 2014	2,742,067	2,895,837
Fannie Mae, 5.1%, 2014	510,141	542,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage Backed - continued
Fannie Mae, 4.7%, 2015	$466,021	$487,275
Fannie Mae, 4.74%, 2015	377,873	394,781
Fannie Mae, 4.78%, 2015	528,652	553,723
Fannie Mae, 4.815%, 2015	543,000	568,720
Fannie Mae, 4.82%, 2015	935,520	981,592
Fannie Mae, 4.85%, 2015	332,375	349,862
Fannie Mae, 4.86%, 2015	155,918	164,295
Fannie Mae, 4.87%, 2015	352,037	370,429
Fannie Mae, 4.89%, 2015	394,568	415,950
Fannie Mae, 5.466%, 2015	872,076	940,754
Fannie Mae, 5.09%, 2016	500,000	527,211
Fannie Mae, 5.423%, 2016	778,566	838,454
Fannie Mae, 5.845%, 2016	419,052	450,410
Fannie Mae, 6.5%, 2016 - 2037	6,256,560	6,718,121
Fannie Mae, 5.05%, 2017	525,300	552,597
Fannie Mae, 5.3%, 2017	584,664	622,764
Fannie Mae, 5.5%, 2017 - 2037	49,030,806	50,924,259
Fannie Mae, 6%, 2017 - 2037	13,652,761	14,390,326
Fannie Mae, 4.88%, 2020	310,534	320,931
Freddie Mac, 4.5%, 2015	109,726	110,005
Freddie Mac, 5%, 2016 - 2027	4,062,107	4,168,451
Freddie Mac, 6%, 2021 - 2038	6,272,254	6,571,713
Freddie Mac, 3.75%, 2024	240,403	242,901
Freddie Mac, 4%, 2024	259,670	262,679
Freddie Mac, 5.5%, 2024 - 2036	11,238,283	11,629,752
Freddie Mac, 6.5%, 2037	2,328,322	2,480,648
Ginnie Mae, 5.5%, 2033 - 2038	7,315,450	7,619,801
Ginnie Mae, 5.612%, 2058	1,142,929	1,172,931
Ginnie Mae, 6.357%, 2058	1,007,281	1,058,865

		$129,270,296
Municipals - 3.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,075,000	$3,267,987
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	1,125,000	1,245,915
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	1,045,000	1,164,590
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	755,000	870,802
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	1,310,000	1,397,220

		$7,946,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Natural Gas - Distribution - 0.3%
EQT Corp., 8.125%, 2019	$674,000	$695,278

Natural Gas - Pipeline - 0.4%
Energy Transfer Partners LP, 8.5%, 2014	$21,000	$23,371
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	994,858

		$1,018,229
Network & Telecom - 0.2%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$534,377

Oil Services - 0.5%
Smith International, Inc., 9.75%, 2019	$1,000,000	$1,104,825

Other Banks & Diversified Financials - 0.2%
Citigroup, Inc., 8.5%, 2019	$94,000	$97,327
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	420,000

		$517,327
Real Estate - 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$669,335

Retailers - 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$826,971

Tobacco - 0.4%
Altria Group, Inc., 9.7%, 2018	$500,000	$569,041
Altria Group, Inc., 9.25%, 2019	250,000	276,573

		$845,614
U.S. Government Agencies and Equivalents - 5.5%
Aid-Egypt, 4.45%, 2015	$1,755,000	$1,835,116
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,227,162
Small Business Administration, 8.875%, 2011	68,901	70,956
Small Business Administration, 6.35%, 2021	716,981	766,143
Small Business Administration, 6.34%, 2021	671,350	717,332
Small Business Administration, 6.44%, 2021	714,868	765,975
Small Business Administration, 6.625%, 2021	851,291	915,779
Small Business Administration, 5.52%, 2024	1,047,991	1,092,319
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,703,602
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,676,000	1,685,900

		$12,780,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bonds, 4.75%, 2017	$3,389,000	$3,754,111
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,125,312
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,239,612
U.S. Treasury Notes, 4.125%, 2012 (f)	513,000	555,723
U.S. Treasury Notes, 2.625%, 2016	499,000	486,213
U.S. Treasury Notes, 3.75%, 2018	975,000	996,479

		$11,157,450
Total U.S. Bonds		$217,139,708

Foreign Bonds - 4.5%
Brazil - 0.3%
Federative Republic of Brazil, 11%, 2040	$183,000	$238,815
Petrobras International Finance Co., 7.875%, 2019	429,000	467,610

		$706,425
Canada - 1.4%
Canadian Pacific Railway Co., 6.5%, 2018	$830,000	$792,650
Husky Energy, Inc., 7.25%, 2019	702,000	732,595
Rogers Communications, Inc., 6.8%, 2018	1,000,000	1,067,690
Talisman Energy, Inc., 7.75%, 2019	650,000	681,436

		$3,274,371
Chile - 0.7%
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	$910,000	$812,969
HQI Transelec Chile S.A., 7.875%, 2011	680,000	707,564

		$1,520,533
Italy - 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$162,750

Luxembourg - 0.0%
ArcelorMittal, 6.125%, 2018	$91,000	$77,308

Malaysia - 0.4%
Petronas Capital Ltd., 7.875%, 2022	$703,000	$815,973

Mexico - 0.2%
Pemex Project Funding Master Trust, 5.75%, 2018	$280,000	$263,200
Petroleos Mexicanos, 8%, 2019 (n)	228,000	249,204

		$512,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Peru - 0.2%
Republic of Peru, 7.125%, 2019	$103,000	$110,210
Republic of Peru, 9.875%, 2015	191,000	233,975

		$344,185
Portugal - 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$98,882

Qatar - 0.3%
State of Qatar, 6.55%, 2019 (n)	$286,000	$296,725
State of Qatar, 5.15%, 2014 (n)	477,000	486,540

		$783,265
Russia - 0.2%
Gazprom International S.A., 7.201%, 2020	$294,414	$276,749
TransCapitalInvest Ltd., 5.67%, 2014	108,000	93,831

		$370,580
South Korea - 0.2%
Industrial Bank of Korea, 7.125%, 2014 (n)	$482,000	$487,817

United Arab Emirates - 0.3%
Mubadala Development Co., 7.625%, 2019 (n)	$685,000	$686,850

United Kingdom - 0.2%
Diageo Capital PLC, 5.75%, 2017	$520,000	$529,443
Total Foreign Bonds		$10,370,786
Total Bonds (Identified Cost, $218,544,926)		$227,510,494

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	3,398,031	$3,398,031
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures - June 2009 @ $118 (Premiums Paid, $18,999)	31	$28,578
Total Investments (Identified Cost, $221,961,956)		$230,937,103

Other Assets, Less Liabilities - (0.1)%		(291,290)
Net Assets - 100.0%		$230,645,813

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,502,665, representing 2.8% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.252%, 2013	12/06/04	$2,019,445	$1,493,428
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

Derivative Contracts at 5/31/09

Futures Contracts Outstanding at 5/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	96	$11,085,000	Sep-09	$44,664
U.S. Treasury Note 10 yr (Short)	USD	120	14,040,000	Sep-09	23,018
					$67,682
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	87	$10,236,094	Sep-09	$(34,289)

At May 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $218,563,925)	$227,539,072
Underlying funds, at cost and value	3,398,031
Total investments, at value (identified cost, $221,961,956)		$230,937,103
Receivables for
Investments sold	163,227
Interest and dividends	1,856,204
Receivable from investment adviser	10,567
Other assets	28,405
Total assets		$232,995,506
Liabilities
Payables for
Distributions	$105,713
Daily variation margin on open futures contracts	244,172
Investments purchased	1,682,192
Payable to affiliates
Management fee	14,019
Transfer agent and dividend disbursing costs	26,964
Administrative services fee	574
Payable for independent trustees’ compensation	156,727
Accrued expenses and other liabilities	119,332
Total liabilities		$2,349,693
Net assets		$230,645,813
Net assets consist of
Paid-in capital	$240,586,200
Unrealized appreciation (depreciation) on investments	9,008,540
Accumulated net realized gain (loss) on investments	(15,683,033)
Accumulated distributions in excess of net investment income	(3,265,894)
Net assets		$230,645,813
Shares of beneficial interest outstanding		32,168,923
Net asset value per share (net assets of $230,645,813 / 32,168,923 shares of beneficial interest outstanding)		$7.17

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$6,133,450
Dividends from underlying funds	4,695
Foreign taxes withheld	(544)
Total investment income		$6,137,601
Expenses
Management fee	$707,570
Transfer agent and dividend disbursing costs	59,715
Administrative services fee	27,267
Independent trustees’ compensation	29,460
Stock exchange fee	11,461
Custodian fee	26,844
Shareholder communications	63,570
Auditing fees	32,896
Legal fees	5,807
Miscellaneous	7,354
Total expenses		$971,944
Fees paid indirectly	(71)
Reduction of expenses by investment adviser	(60,597)
Net expenses		$911,276
Net investment income		$5,226,325
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(830,496)
Futures contracts	267,715
Net realized gain (loss) on investments		$(562,781)
Change in unrealized appreciation (depreciation)
Investments	$8,174,321
Futures contracts	456,730
Net unrealized gain (loss) on investments		$8,631,051
Net realized and unrealized gain (loss) on investments		$8,068,270
Change in net assets from operations		$13,294,595

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/09 (unaudited)	Year ended 11/30/08
Change in net assets
From operations
Net investment income	$5,226,325	$10,448,554
Net realized gain (loss) on investments and foreign currency transactions	(562,781)	(690,559)
Net unrealized gain (loss) on investments and foreign currency translation	8,631,051	(3,711,094)
Change in net assets from operations	$13,294,595	$6,046,901
Distributions declared to shareholders
From net investment income	$(5,214,869)	$(11,031,448)
From tax return of capital	—	(5,695,208)
From other sources	(3,026,777)	—
Total distributions declared to shareholders	$(8,241,646)	$(16,726,656)
Change in net assets from fund share transactions	$413,483	$205,607
Total change in net assets	$5,466,432	$(10,474,148)
Net assets
At beginning of period	225,179,381	235,653,529
At end of period (including accumulated distributions in excess of net investment income of $3,265,894 and $250,573, respectively)	$230,645,813	$225,179,381

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.01		$7.35	$7.28	$7.27	$7.43	$7.44
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.32	$0.31	$0.31	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		(0.15)	0.09	0.04	(0.17)	(0.02)
Total from investment operations	$0.42		$0.18	$0.41	$0.35	$0.14	$0.29
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.36)	$(0.35)	$(0.32)	$(0.33)
From tax return of capital	—		(0.18)	(0.02)	—	—	—
From other sources	(0.10)		—	—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.52)	$(0.38)	$(0.35)	$(0.32)	$(0.33)
Net increase from repurchase of capital shares	$—		$—	$0.04	$0.01	$0.02	$0.03
Net asset value, end of period	$7.17		$7.01	$7.35	$7.28	$7.27	$7.43
Per share market value, end of period	$7.12		$7.21	$6.59	$6.60	$6.39	$6.55
Total return at market value (%)	2.33	(n)	17.96	5.73	9.06	2.36	2.49
Total return at net asset value (%) (r)(s)	5.99	(n)	2.83	6.91	5.74	2.67	4.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.94	0.89	0.80	0.83	0.81
Expenses after expense reductions (f)	0.80	(a)	0.80	0.89	0.80	0.83	0.81
Net investment income	4.59	(a)	4.55	4.33	4.29	4.20	4.12
Portfolio turnover	12		31	28	26	68	71
Net assets at end of period (000 Omitted)	$230,646		$225,179	$235,654	$373,505	$378,714	$399,061
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on

Notes to Financial Statements (unaudited) – continued

which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

Notes to Financial Statements (unaudited) – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,426,609	$227,510,494	$—	$230,937,103
Other Financial Instruments	$33,393	$—	$—	$33,393

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Notes to Financial Statements (unaudited) – continued

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments	$67,682(a	)	Unrealized depreciation on investments	$(34,289	)(a)
	Interest Rate Options Purchased	Total investments, at value	28,578		Total investments, at value	—
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$96,260			$(34,289)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Total
Interest Rate Contracts	$—	$267,715	$267,715

The following table presents by major type of derivative contract, change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

	Investments (i.e., Purchased Options)	Futures Contracts	Total
Interest Rate Contracts	$9,579	$456,730	$466,309

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement

Notes to Financial Statements (unaudited) – continued

the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or

Notes to Financial Statements (unaudited) – continued

offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All

Notes to Financial Statements (unaudited) – continued

premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

Notes to Financial Statements (unaudited) – continued

future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/08
Ordinary income (including any short-term capital gains)	$11,031,448
Tax return of capital (b)	5,695,208
Total distributions	$16,726,656

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$225,772,733
Gross appreciation	8,373,490
Gross depreciation	(3,209,120)
Net unrealized appreciation (depreciation)	$5,164,370

As of 11/30/08
Capital loss carryforwards	(11,379,720)
Other temporary differences	(744,625)
Net unrealized appreciation (depreciation)	(2,868,991)

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/12	$(3,637,025)
11/30/14	(1,612,467)
11/30/15	(5,364,143)
11/30/16	(766,085)
Total	$(11,379,720)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative

Notes to Financial Statements (unaudited) – continued

services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.62% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009. For the six months ended May 31, 2009, this reduction amounted to $59,757 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2009, these fees paid to MFSC amounted to $20,812. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2009, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0239% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their

Notes to Financial Statements (unaudited) – continued

services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $3,796. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in an expense of $2,913. Both amounts are included in independent trustees’ compensation for the six months ended May 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $148,771 at May 31, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $7,926 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,786 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $840, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$7,168,793	$25,686,091
Investments (non-U.S. Government securities)	$20,249,317	$5,075,842

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2009 and the year ended November 30, 2008, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	57,348	$413,483	28,729	$205,607

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed spread. For the six months ended May 31, 2009, the fund’s commitment fee and interest expense were $870 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	29,956,336	(26,558,305)	3,398,031

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,695	$3,398,031

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Market Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Government Market Income Trust (the “Trust”), including the portfolio of investments, as of May 31, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the six-month period ended May 31, 2009. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2008, and the financial highlights for each of the five years in the period ended November 30, 2008, and in our report dated January 20, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MGF

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/08-12/31/08	0	N/A	0	3,208,285
1/01/09-1/31/09	0	N/A	0	3,208,285
2/01/09-2/28/09	0	N/A	0	3,208,285
3/01/09-3/31/09	0	N/A	0	3,213,929
4/01/09-4/30/09	0	N/A	0	3,213,929
5/01/09-5/31/09	0	N/A	0	3,213,929

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 3,213,929.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.